UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	November 14, 2008

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  148

Form 13F Information Table Value Total: $3,187,401

List of Other Included Managers:  None


                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
AES Trust III	        PFD CV 6.75%      00808N202  1,534   40,000             Sole		  40,000
Babcock & Brown Air Ltd	SPONSORED ADR	  05614P101  1,073 "114,800 		Sole		  114,800"
Citadel Broadcasting	COM	          17285T106    858  1,100,000 "		Sole		"1,100,000"
COMSYS IT Partners	COM	          20581E104    982  101,000 "		Sole		"101,000"
Durect Corporation	COM	          266605104  26,553 4,741,633 "		Sole		"4,741,633"
Emmis Communications 	PFD CV SER A	  291525202  11,205 589,753 "		Sole		"589,753"
Ford Trust	        PFD TR CV6.5%	  345395206  18,548 1,204,413 "		Sole		"1,204,413"
Mirant	                *W EXP 01/03/201  60467R118  1,040  259,900 "		Sole		"259,900"
Mirant	                *W EXP 01/03/201  60467R126    284  65,200 "		Sole		"65,200"
New York Comm'y Bancorp	BONUSES	          64944P307    217  5,188 "		Sole		"5,188"
Quadramed Corp	        COM NEW	          74730W507  1,641  199,180 "		Sole		"199,180"
"RPM Intl, Inc"	        COM	          749685103  44,980 2,325,757 "		Sole		"2,325,757"
"Radio One, Inc"	CL D NON VTG	  75040P405     293 390,118 "		Sole		"390,118"
Sirius XM Radio Inc	COM	          82967N108   1,167 2,048,000 "		Sole		"2,048,000"
"Six Flags, Inc"	PIERS	          83001P505   9,276 1,659,325 "		Sole		"1,659,325"
Wachovia Corporation	CONV7.5%PFD CL A  929903219   3,080  8,000 "		Sole		"8,000"
"Washington Mutual, Inc CONV7.75%SER R	  939322814      33  82,765 "		Sole		"82,765"
"ADC Telecommunications	NOTE 3.500% 7/1	  000886AE1   1,132  1,500,000 "	Sole
ASM International	NOTE 4.250%12/0	  00207DAG7 " 1,000  1,000,000 "	Sole
Advanced Medical Optics	NOTE 2.500% 7/1	  00763MAG3 " 1,753  2,000,000 "	Sole
Advanced Micro Devices	NOTE 6.000% 5/0	  007903AL1 " 8,497  17,000,000 "	Sole
"Allergan, Inc"	        NOTE 1.500% 4/0	  018490AL6 " 132,653 129,338,000 "	Sole
Johnson & Johnson	SDCV 7/2	  02261WAB5 " 153,319 158,682,000 "	Sole
American Equity Invst	NOTE 5.250%12/0	  025676AE7 " 22,324 "28,945,000 "	Sole
American Med Syst Hold	NOTE 3.250% 7/0	  02744MAA6 " 9,349 " 9,177,000 "	Sole
AmeriCredit Corp	NOTE 2.125% 9/1	  03060RAR2 " 7,553 " 13,000,000 "	Sole
Amgen Inc	        NOTE 0.375% 2/0	  031162AQ3 " 20,452  22,630,000 "	Sole
Archer-Daniels-Midland 	NOTE 0.875% 2/1	  039483AW2 " 98,615  120,350,000 "	Sole
Arris Group Inc.	NOTE 2.000%11/1	  04269QAC4 " 7,608 " 10,203,000 "	Sole
"ArvinMeritor, Inc"	NOTE 4.625% 3/0	  043353AF8 " 10,014  12,100,000 "	Sole
Barnes Group Inc	NOTE 3.375% 3/1	  067806AD1 " 9,608 " 9,750,000 "	Sole
Beazer Homes USA	NOTE 4.625% 6/1	  07556QAL9 " 3,937 " 5,400,000 "	Sole
"Beckman Coulter, Inc."	NOTE 2.500%12/1	  075811AD1 " 37,428  34,025,000 "	Sole
Best Buy Co.	        SDCV 2.250% 1/1	  086516AF8 " 75,210 "78,140,000 "	Sole
Borland Software Corp	NOTE 2.750% 2/1	  099849AB7 " 13,578 "18,600,000 "	Sole
Cadence Design Systems	NOTE 1.375%12/1	  127387AD0      373   490,000 "	Sole
CapitalSource Inc	NOTE 7.250% 7/1	  14055XAG7   39,631 "53,555,000 "	Sole
Carnival Corporation	DBCV 2.000% 4/1	  143658AN2 " 135,103  132,298,000 "	Sole
"Cell Therapeutic, Inc"	NOTE 4.000% 7/0	  150934AF4 " 2,413 "  25,403,000 "	Sole
"Ceradyne, Inc"	        NOTE 2.875%12/1	  156710AA3 " 6,492 "  7,000,000 "	Sole
Charter Communications	NOTE 6.500%10/0	  16117MAF4 " 1,170 "  4,200,000 "	Sole
Chemed Corporation	NOTE 1.875% 5/1	  16359RAC7 " 7,646 "  9,920,000 "	Sole
Chesapeake Energy Corp	NOTE 2.250%12/1	  165167CB1 " 6,865 " 10,000,000 "	Sole
"China Medical Tech Inc	NOTE 4.000% 8/1	  169483AC8 " 3,565 "  4,900,000 "	Sole
Citadel Broadcasting Co	NOTE 4.000% 2/1	  17285TAC0 " 12,107 "15,622,000 "	Sole
CA Inc	                NOTE 1.625%12/1	  204912AQ2 " 97,024 "90,360,000 "	Sole
Conceptus Inc	        NOTE 2.250% 2/1	  206016AA5 " 8,589 " 10,300,000 "	Sole
Conexant Systems	NOTE 4.000% 3/0	  207142AH3 " 10,124  14,463,000 "	Sole
CONMED	                NOTE 2.500%11/1	  207410AD3 " 5,718 " 5,600,000 "	Sole
Continental Airlines	NOTE 5.000% 6/1	  210795PJ3 " 29,339  29,000,000 "	Sole
Cubist Pharm	        NOTE 2.250% 6/1	  229678AC1 " 6,982 " 7,270,000 "	Sole
Diodes Incorporated	NOTE 2.250%10/0	  254543AA9 " 6,947 " 8,550,000 "	Sole
"Dixie Group, Inc"	SDCV 7.000% 5/1	  255519AA8     205      224,000 "	Sole
Dominion Resources Inc	NOTE 2.125%12/1	  25746UAT6 " 8,987 " 7,600,000 "	Sole
EMC Corp        	NOTE 1.750%12/0	  268648AK8 " 99,693 "100,935,000 "	Sole
EMC Corp	        NOTE 1.750%12/0	  268648AM4 " 1,858 " " 1,920,000 "	Sole
EPIX Pharmaceuticals    NOTE 3.000% 6/1	  26881QAB7 " 2,145 "" 3,830,000 "	Sole
"Empire Resorts, Inc"	NOTE 8.000% 7/3	  292052AB3"  3,432 "" 5,200,000 "	Sole
"Encore Capital Group, 	NOTE 3.375% 9/1	  292554AB8"  9,945 "" 11,700,000 "	Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	  29257MAB6" 20,026 "" 25,247,000 "	Sole
EnerSys	                NOTE 3.375% 6/0	  29275YAA0 " 8,384 "" 11,050,000 "	Sole
"EnPro Industries, Inc"	DBCV 3.937%10/1	  29355XAB3 " 20,447 " 16,390,000 "	Sole
Epicor Software Corp	NOTE 2.375% 5/1	  29426LAA6 " 6,181 "" 9,553,000 "	Sole
"Evergreen Solar, Inc"	NOTE 4.000% 7/1	  30033RAC2 " 4,567 "" 7,500,000 "	Sole
FEI Company	        NOTE 2.875% 6/0	  30241LAF6 " 11,964 " 12,000,000 "	Sole
FiberTower Corp	        NOTE 9.000%11/1	  31567RAC4  " 37,085" 54,860,000 "	Sole
Thermo Fisher Scient	NOTE 3.250% 3/0	  338032AX3 " 8,721 "   5,936,000 "	Sole
"Five Star Quality Care	NOTE 3.750%10/1	  33832DAB2 " 10,011 "	 16,750,000 "	Sole
Ford Motor Co	        NOTE 4.250%12/1	  345370CF5 " 10,626 "	 16,100,000 "	Sole
General Motors	        DEB SR CONV B	  370442733 " 10,351 "	  1,163,000 "	Sole
Genzyme Corp	        NOTE 1.250%12/0	  372917AN4 " 137,446 "	 118,335,000 "	Sole
The Greenbrier Co	NOTE 2.375% 5/1	  393657AD3 " 8,809 "	 13,000,000 "	Sole
HCC Insurance Holdings	NOTE 1.300% 4/0	  404132AB8 " 8,991 "	 7,500,000 "	Sole
Headwaters Incorporated	NOTE 2.500% 2/0	  42210PAD4 " 8,808 "	 13,000,000 "	Sole
Intel Corp	        SDCV 2.950%12/1	  458140AD2 " 94,588 "	 108,175,000 "	Sole
International Game Tech	DBCV 2.600%12/1	  459902AP7 " 7,163 "	 7,600,000 "	Sole
Interpublic Group	NOTE 4.750% 3/1	  460690BE9 " 19,123 "	 20,010,000 "	Sole
Jazz Technologies Inc	NOTE 8.000%12/3	  47214EAA0 " 11,648 "	 24,266,000 "	Sole
JetBlue Airways Corp	DBCV 3.750% 3/1	  477143AC5 " 5,521 "	 7,500,000 "	Sole
KEMET Corp	        NOTE 2.250%11/1	  488360AB4 " 9,046 "	 23,450,000 "	Sole
Kendle International 	NOTE 3.375% 7/1	  48880LAA5 " 10,348 "	 9,450,000 "	Sole
L-3 Communications Hold	DEBT 3.000% 8/0	  502413AW7 " 9,911 "	 9,000,000 "	Sole
Lamar Advertising	NOTE 2.875%12/3	  512815AH4 " 8,636 "	 9,800,000 "	Sole
Level 3 Comm	        NOTE 2.875% 7/1	  52729NBA7 " 2,371 "	 3,000,000 "	Sole
Level 3 Comm	        NOTE 10.000% 5/0  52729NBE9 " 9,979 "	 10,200,000 "	Sole
Level 3 Comm	        NOTE 5.250%12/1	  52729NBF6 " 4,930 "	 6,000,000 "	Sole
Level 3 Comm	        NOTE 3.500% 6/1	  52729NBK5 " 27,853 "	 39,120,000 "	Sole
Liberty Media	        DEB 3.500% 1/1	  530715AN1 " 54,203 "	 144,540,000 "	Sole
Liberty Media	        DEB 3.250% 3/1	  530715AR2 " 5,833 "	 11,110,000 "	Sole
Liberty Media	        DEB 3.125% 3/3	  530718AF2 " 107,856 "	 119,820,000 "	Sole
"LifePoint Hospitals, 	NOTE 3.500% 5/1	  53219LAH2 " 9,136 "	 11,100,000 "	Sole
"Lifetime Brands, Inc"	NOTE 4.750% 7/1	  53222QAB9 " 6,163 "	 8,500,000 "	Sole
Linear Technology Corp	NOTE 3.000% 5/0	  535678AC0     188 	" 220,000 "	Sole
Lions Gate Ent Corp	NOTE 3.625% 3/1	  535919AG9 " 10,878 "	" 11,800,000 "	Sole
Live Nation Inc	        NOTE 2.875% 7/1	  538034AB5 " 8,749 "	" 10,500,000 "	Sole
McMoRan Exploration	NOTE 5.250%10/0	  582411AE4 " 23,638 "	" 15,784,000 "	Sole
"Medtronic, Inc."	NOTE 1.500% 4/1	  585055AL0 " 10,206 "	" 10,225,000 "	Sole
"Medtronic, Inc"	NOTE 1.625% 4/1	  585055AM8 " 98,602 "	" 98,725,000 "	Sole
Mentor Graphics Corp	SDCV 6.250% 3/0	  587200AF3 " 11,579 "	" 12,700,000 "	Sole
Merix Corp	        NOTE 4.000% 5/1	  590049AB8  " 7,048 "	" 14,838,000 "	Sole
Merrill Lynch	        NOTE 3/1	  590188W46 " 125,376 "	" 131,975,000 "	Sole
Mesa Air Group	        NOTE 2.115% 2/1	  590479AD3       131 	" 3,000,000 "	Sole
"Micron Technology, Inc NOTE 1.875% 6/0	  595112AH6 " 15,023 "	" 30,000,000 "	Sole
Millipore Corp	        NOTE 3.750% 6/0	  601073AD1 " 11,378 "	" 12,000,000 "	Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	  60871RAA8 " 117,537 "	" 106,959,000 "	Sole
"Mylan, Inc"	        NOTE 1.250% 3/1	  628530AG2 " 37,707 "	" 47,730,000 "	Sole
"Nabors Industries, Ltd	NOTE 0.940% 5/1	  629568AP1  "20,395 "	" 22,380,000 "	Sole
Nash Finch Company	FRNT 1.631% 3/1	  631158AD4 "  4,016 "	" 8,500,000 "	Sole
National City Corp	NOTE 4.000% 2/0	  635405AW3  " 11,500 "	" 25,000,000 "	Sole
"Network Equipment Tech	NOTE 3.750%12/1	  641208AC7     7,260 "	" 12,000,000 "	Sole
Nortel Networks Corp	NOTE 2.125% 4/1	  656568AE2       489 	" 1,000,000 "	Sole
"Omnicare, Inc"	        DBCV 3.250%12/1	  681904AL2       792 	" 1,200,000 "	Sole
Omnicom Group	        NOTE 7/0	  681919AT3 " 129,334 "	" 138,830,000 "	Sole
ON Semiconductor Corp	NOTE 2.625%12/1	  682189AG0 " 7,427 "	" 8,500,000 "	Sole
Oscient Pharmaceutical 	NOTE 3.500% 4/1	  68812RAC9 " 3,776 "	" 18,881,000 "	Sole
"Pier 1 Imports, Inc"	NOTE 6.375% 2/1	  720279AH1 " 26,307 "	" 37,481,000 "	Sole
Pixelworks	        SDCV 1.750% 5/1	  72581MAB3 " 3,581 "	" 5,000,000 "	Sole
"Powerwave Technologies SDCV 3.875%10/0	  739363AF6 " 7,196 "	" 10,500,000 "	Sole
ProLogis	        NOTE 2.625% 5/1	  743410AS1 " 3,258 "	" 4,500,000 "	Sole
Quantum Corp	        NOTE 4.375% 8/0	  747906AE5 " 10,625 "	" 13,365,000 "	Sole
RadiSys Corporation	NOTE 2.750% 2/1	  750459AE9 " 7,711 "	" 9,000,000 "	Sole
Rite Aid Corp	        NOTE 8.500% 5/1	  767754BU7 " 9,652 "	" 15,443,000 "	Sole
Pharmanet Dev Group Inc	NOTE 2.250% 8/1	  784121AB1 " 1,988 "	" 2,500,000 "	Sole
Safeguard Scientifics	DBCV 2.625% 3/1	  786449AG3 " 3,595 "	" 4,550,000 "	Sole
"SAVVIS, Inc"	        NOTE 3.000% 5/1	  805423AA8 " 1,280 "	" 2,000,000 "	Sole
"School Specialty, Inc"	SDCV 3.750%11/3	  807863AL9 " 9,913 "	" 11,500,000 "	Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	  82966UAD5 " 16,305 "	" 29,291,000 "	Sole
"Spartan Stores, Inc"	NOTE 3.375% 5/1	  846822AE4 " 10,424 "	" 12,400,000 "	Sole
Stewart Enterprises Inc	NOTE 3.125% 7/1	  860370AH8 " 10,755 "	" 11,500,000 "	Sole
Symantec Corporation	NOTE 0.750% 6/1	  871503AD0     377 	" 340,000 "	Sole
"TJX Companies, Inc"	NOTE 2/1	  872540AL3 " 66,884 "	" 66,327,000 "	Sole
"TTM Technologies, Inc	NOTE 3.250% 5/1	  87305RAC3 " 9,958 "	" 11,650,000 "	Sole
Teva Pharm	        DBCV 0.500% 2/0	  88164RAA5     683 	" 555,000 "	Sole
Teva Pharm	        NOTE 1.750% 2/0	  88165FAA0 " 2,190 "	" 1,955,000 "	Sole
3M Co	                NOTE 11/2	  88579YAB7 " 97,775 "	" 119,476,000 "	Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	  887319AC5 " 8,466 "	" 10,500,000 "	Sole
Transocean Inc	        NOTE 1.625%12/1	  893830AU3 " 131,075 "	" 137,720,000 "	Sole
Transocean Inc	        NOTE 1.500%12/1	  893830AV1 " 1,435 "	" 1,550,000 "	Sole
Transocean Inc	        NOTE 1.500%12/1	  893830AW9 " 6,990 "	" 7,680,000 "	Sole
"Trico Marine Services	NOTE 3.000% 1/1	  896106AQ4 " 5,637 "	" 8,000,000 "	Sole
"Trinity Industries,Inc	NOTE 3.875% 6/0	  896522AF6 " 6,648 "	" 9,170,000 "	Sole
"Tyson Foods, Inc"	NOTE 3.250%10/1	  902494AP8 " 7,540 "	" 8,000,000 "	Sole
"US Airways Group, Inc"	NOTE 7.000% 9/3	  90341WAB4 " 16,516 "	" 25,555,000 "	Sole
Watson Pharmaceuticals	DBCV 1.750% 3/1	  942683AC7 " 4,741 "	" 5,050,000 "	Sole
"Xilinx, Inc"	        DBCV 3.125% 3/1	  983919AD3     168 	" 200,000 "	Sole
YRC Worldwide	        NOTE 5.000% 8/0	  985577AA3 " 31,284 "	" 39,540,000 "	Sole
YRC Worldwide	        NOTE 3.375%11/2	  985577AB1 " 43,393 "	" 67,110,000 "	Sole
			                              3,187,245